Related Party Transactions and Balances - Schedule of Financial Support to these Related Parties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2008	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Key Space (S) Pte Ltd (“Key Space”) [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Related Party	An entity controlled by a shareholder of the Company
Mr. Qu Chengcai [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Related Party	Former Chief Executive Officer. Mr. Qu resigned on October 17, 2024 and Mr.Qu was no longer a related party of the Group since then.
Mr. Zhang Yong [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Related Party	Former Chief Executive Officer. Mr.Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025.
Borrowings from key space		¥ 1,060
Mr. Sun Zhichen [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Related Party	Chief Executive Officer from January·2025, former Chief Financial Officer till October 17, 2024.
Ms. Chang Jiaxing [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Related Party	Chief Financial Officer from October 17, 2024
Mr. Wu Guofu [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Related Party	Independent director
Ms. Qiao Nini [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Related Party	Independent director
Key Space [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Borrowings from key space		4,471		4,324
Related Party [Member]
Schedule of Financial Support to these Related Parties [Line Items]
Borrowings from key space		¥ 5,531	$ 762	¥ 4,324